Investment accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investment accounted for using equity method
Schedule of interest in associates

	As of
	January 1,	As of December 31,
	2024	2024	2025
Investment in an associate	—	—	90

Share of losses from an associate	—	—	(50)

Schedule of movement on the investment in an associate

	As of
	January 1,	As of December 31,
	2024	2024	2025
Balance at the beginning of year	—	—	—
Business combination - merger transaction (Note 5.1)	—	—	140
Share of losses	—	—	(50)
Balance at the end of year	—	—	90

As of and
for the year ended
December 31,
2025
Statement of financial position
Current assets
Cash and cash equivalents	110
Trade and other receivables	218
328
Current liabilities
Trade and other payables	136
Other liabilities	8
144

Net assets	184

Statement of profit or loss
Revenue	66
Cost of revenue	(132)
Gross profit	(66)

Operating expenses	(37)
Net profit	(103)

Reconciliation of carrying amount:
Net assets value	184
Group’s share in %	49%
Carrying amount	90